Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 16 – SEGMENT INFORMATION

The Company has one operating and reportable segment, drone insulators washing activity.

The chief operating decision maker evaluates segment performance primarily based on segment operating loss.

The Company refined the name of the segment previously referred to as ‘Revenue from drones insulators washing’ to ‘Revenues from civil applications segment’ to better reflect its nature. The change had no impact on the composition or nature of the segment’s activities.

The following table presents information about the Company’s reportable segment for the year ended December 31, 2025 and 2024:

Revenue related to the Company’s reportable segments is as follows:

	Year ended
	December 31
	2025	2024

Revenue from civil applications segment	361	108
Cost of revenues from civil applications segment	(198)	(71)
Gross profit	163	37

Gross profit from other revenues	16	-

Research and development expenses	(104)	(157)
Depreciation	(7)	(18)
Professional services	(871)	(686)
Share base compensation	(224)	(28)
Other general and administrative expenses	(179)	(173)
Operating loss	(1,206)	(1,025)

Interest expenses	(128)	(15)
Interest income	103	55
Other expenses	(10)	-
Net loss	(1,241)	(985)

For the year ended December 31, 2025 and 2024, the Company’s operations were mostly confined to Israel.

As of December 31, 2025 and 2024, all of the fixed assets of the Company were located in Israel and Greece.